Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000121125_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000121125_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.58%
C000121125_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.06%
C000121124_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.15%
C000121124_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.00%
C000121124_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				13.15%
C000121127_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000121127_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.58%
C000121127_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.06%
C000121129_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000121129_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.58%
C000121129_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.06%
C000121130_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000121130_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.58%
C000121130_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.06%
C000205046_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000205046_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.58%
C000205046_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.33%
C000121128_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.46%
C000121128_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		7.58%
C000121128_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				5.06%
C000121125_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000121125_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 9,425
C000121125_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 9,582
C000121125_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 9,750
C000121125_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,675
C000121125_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 11,581
C000121125_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 12,300
C000121125_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 12,511
C000121125_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 16,071
C000121125_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 13,539
C000121125_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 12,002
C000121125_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,046	$ 12,046	$ 12,046	$ 12,046	$ 12,046
C000121125_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121125_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121125_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,831
C000121125_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,363
C000121125_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,710
C000121125_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,550
C000121125_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,008
C000121125_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,537
C000121125_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,594
C000121125_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,122
C000121125_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,055
C000121125_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,502	10,502	10,502	10,502	$ 10,502
C000121125_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000121125_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121125_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,986
C000121125_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,252
C000121125_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,918
C000121125_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,642
C000121125_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,365
C000121125_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,197
C000121125_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,617
C000121125_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,552
C000121125_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,692
C000121125_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,376	$ 16,376	16,376	$ 16,376	$ 16,376
C000121125_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(5.40%)
C000121125_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.59%)
C000121125_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.88%
C000121125_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.37%
C000121125_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.42%)
C000121125_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.48%
C000121125_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000121125_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(2.64%)
C000121125_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.49%
C000121124_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Real Estate Investment Portfolio
C000121124_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121124_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,034
C000121124_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													13,682
C000121124_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,006
C000121124_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,413
C000121124_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,062
C000121124_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,136
C000121124_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,584
C000121124_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,171
C000121124_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,467
C000121124_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 18,160	$ 18,160	18,160	$ 18,160	$ 18,160
C000121124_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI US IMI Real Estate 25/50 Linked Index
C000121124_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121124_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,129
C000121124_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													13,457
C000121124_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,695
C000121124_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,185
C000121124_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,621
C000121124_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,238
C000121124_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,556
C000121124_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							15,854
C000121124_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,323
C000121124_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,860	15,860	15,860	15,860	$ 15,860
C000121124_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500® Index
C000121124_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121124_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														11,121
C000121124_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,745
C000121124_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,629
C000121124_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											15,843
C000121124_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										17,108
C000121124_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,153
C000121124_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								26,134
C000121124_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							24,921
C000121124_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						28,165
C000121124_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 34,403	$ 34,403	34,403	$ 34,403	$ 34,403
C000121124_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.28%
C000121124_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		3.81%
C000121124_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				6.15%
C000121124_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.73%
C000121124_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.64%
C000121124_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				4.72%
C000121127_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000121127_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121127_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,097
C000121127_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,191
C000121127_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,077
C000121127_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,929
C000121127_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,593
C000121127_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,701
C000121127_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,185
C000121127_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,531
C000121127_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,994
C000121127_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,038	$ 12,038	12,038	$ 12,038	$ 12,038
C000121127_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121127_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121127_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,831
C000121127_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,363
C000121127_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,710
C000121127_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,550
C000121127_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,008
C000121127_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,537
C000121127_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,594
C000121127_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,122
C000121127_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,055
C000121127_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,502	10,502	10,502	10,502	$ 10,502
C000121127_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000121127_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121127_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,986
C000121127_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,252
C000121127_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,918
C000121127_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,642
C000121127_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,365
C000121127_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,197
C000121127_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,617
C000121127_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,552
C000121127_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,692
C000121127_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,376	$ 16,376	16,376	$ 16,376	$ 16,376
C000121127_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(1.41%)
C000121127_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.20%)
C000121127_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000121127_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(0.42%)
C000121127_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.20%)
C000121127_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000121127_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000121127_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(2.64%)
C000121127_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.49%
C000121129_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® International Real Estate Fund
C000121129_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121129_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,195
C000121129_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,392
C000121129_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,404
C000121129_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,412
C000121129_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,218
C000121129_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,480
C000121129_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								17,367
C000121129_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,675
C000121129_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,033
C000121129_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,112	$ 13,112	13,112	$ 13,112	$ 13,112
C000121129_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121129_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121129_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,831
C000121129_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,363
C000121129_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,710
C000121129_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,550
C000121129_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,008
C000121129_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,537
C000121129_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,594
C000121129_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,122
C000121129_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,055
C000121129_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,502	10,502	10,502	10,502	$ 10,502
C000121129_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000121129_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121129_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,986
C000121129_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,252
C000121129_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,918
C000121129_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,642
C000121129_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,365
C000121129_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,197
C000121129_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,617
C000121129_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,552
C000121129_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,692
C000121129_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,376	$ 16,376	16,376	$ 16,376	$ 16,376
C000121129_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.60%
C000121129_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.16%)
C000121129_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.75%
C000121129_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000121129_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(2.64%)
C000121129_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.49%
C000121130_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000121130_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121130_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,201
C000121130_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,421
C000121130_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												11,451
C000121130_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,468
C000121130_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										13,292
C000121130_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									13,569
C000121130_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								17,482
C000121130_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							14,780
C000121130_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						13,132
C000121130_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,216	$ 13,216	13,216	$ 13,216	$ 13,216
C000121130_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121130_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121130_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,831
C000121130_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,363
C000121130_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,710
C000121130_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,550
C000121130_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,008
C000121130_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,537
C000121130_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,594
C000121130_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,122
C000121130_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,055
C000121130_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,502	10,502	10,502	10,502	$ 10,502
C000121130_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000121130_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121130_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,986
C000121130_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,252
C000121130_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,918
C000121130_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,642
C000121130_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,365
C000121130_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,197
C000121130_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,617
C000121130_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,552
C000121130_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,692
C000121130_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,376	$ 16,376	$ 16,376	$ 16,376	$ 16,376
C000121130_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.64%
C000121130_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.11%)
C000121130_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.83%
C000121130_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000121130_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(2.64%)
C000121130_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.49%
C000205046_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205046_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205046_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,977
C000205046_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,210
C000205046_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								14,459
C000205046_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							12,239
C000205046_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,892
C000205046_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,977	$ 10,977	$ 10,977	$ 10,977	10,977
C000205046_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000205046_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205046_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										10,809
C000205046_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									9,486
C000205046_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,237
C000205046_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,013
C000205046_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						9,052
C000205046_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	9,454	9,454	$ 9,454	9,454	9,454
C000205046_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
C000205046_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205046_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,930
C000205046_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									9,782
C000205046_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,771
C000205046_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,966
C000205046_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						12,836
C000205046_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,307	$ 14,307	$ 14,307	14,307	$ 14,307
C000205046_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.78%
C000205046_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.00%
C000205046_NoLoadClassMember_2023-08-01_2024-07-31Member
Account Value [Line Items]
Average Annual Return, Percent	1.61%
C000205046_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000205046_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(2.64%)
C000205046_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	(0.96%)
C000121128_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000121128_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,650
C000121128_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,794
C000121128_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,934
C000121128_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,835
C000121128_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,722
C000121128_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,409
C000121128_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,584
C000121128_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								16,118
C000121128_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							13,538
C000121128_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,968
C000121128_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,985	$ 11,985	11,985	11,985	$ 11,985
C000121128_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE® EPRA℠/NAREIT® Developed ex North America Index
C000121128_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000121128_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,831
C000121128_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,363
C000121128_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,710
C000121128_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											11,550
C000121128_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,008
C000121128_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,537
C000121128_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								13,594
C000121128_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,122
C000121128_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,055
C000121128_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	10,502	10,502	10,502	10,502	$ 10,502
C000121128_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE Index
C000121128_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000121128_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 9,986
C000121128_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 9,252
C000121128_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 10,918
C000121128_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 11,642
C000121128_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 11,365
C000121128_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 11,197
C000121128_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 14,617
C000121128_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 12,552
C000121128_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 14,692
C000121128_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,376	$ 16,376	$ 16,376	$ 16,376	$ 16,376
C000121128_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	(3.36%)
C000121128_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(1.40%)
C000121128_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.83%
C000121128_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.15%
C000121128_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(0.69%)
C000121128_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				2.19%
C000121128_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	4.45%
C000121128_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		(2.64%)
C000121128_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				0.49%